Bonds Payable	12 Months Ended
Dec. 31, 2022
Bonds Payable
Bonds Payable

Note 15. Bonds Payable

In August 2019, a subsidiary completed a public issue of bonds with an aggregate nominal amount of $36,511 (€25,000), less commissions and issuance costs totalling $1,078 (€738). The bonds are redeemable in August 2026, interest payable in August each year at a nominal interest rate of 4.00% (or an effective interest rate of 4.41%) and secured by the Group’s investment property and real estate for sale under the German Law Mortgages and Pledges. To the extent that any sales of these properties, in whole or in part, cause the security to fall below a certain ratio, proceeds of said sale, up to an amount of the collateral shortfall, are required to be placed as cash collateral with the bondholder trustee until maturity. As at December 31, 2022, the carrying and nominal amounts of the bonds payable were $35,538 (€24,580) and $36,145 (€25,000), respectively.

For the movements of bonds payable in the years ended December 31, 2022, 2021 and 2020, see Note 24.

As at December 31, 2022, the contractual maturities of the bonds payable are as follows:

Years ending December 31:	Principal	Interest	Total
2023	$—	$1,446	$1,446
2024	—	1,446	1,446
2025	—	1,446	1,446
2026	35,538	1,446	36,984
	$35,538	$5,784	$41,322